                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
                    Supplement dated June 15, 2004 to the
                      Prospectus dated September 4, 2003

The Prospectus is changed as follows:

1.    Effective  July  1,  2004,  the  Fund  will no  longer  offer  Right  of
            Accumulation  privileges  to new  Members who  purchase  the
            Fund after  July 1,  2004.  However,  existing  Members  who properly  notify the Fund, on or before July 1, 2004,  shall
            retain  the   ability  to   participate   in  the  Right  of
            Accumulation  privilege  as outlined in the  Prospectus  and
            Statement  of  Additional  Information  dated  September  4,
            2003.   The   Prospectus   and   Statement   of   Additional
            information   should  be  read  in  conjunction   with  this
            change.  The minimum  initial  investment  in the Fund shall remain at $50,000.

2.    Effective  July 1, 2004, the Fund will no longer honor Letters of Intent as outlined in the  Prospectus  and  Statement of Additional
            Information  dated  September 4, 2003.  The  Prospectus  and
            Statement  of  Additional  information  should  be  read  in conjunction with this change.

3.    The following is added as the second  paragraph under the section titled
            "MANAGEMENT  FEE AND  INCENTIVE  ALLOCATION"  on page iii of the prospectus:

            Effective July 1, 2004,  the Fund's Adviser  intends to pay, out  of  its  own  assets,  Investor  Service  Providers  an additional  amount  not to exceed  0.25%  (on an  annualized basis) of the aggregate value of outstanding  interests held by Members introduced by such Investor Service Providers.

4.    The  following  is  added  as  the  second   paragraph  under  "Investor
            Servicing Arrangements" on page 31:

            Effective July 1, 2004,  the Fund's Adviser  intends to pay, out  of  its  own  assets,  Investor  Service  Providers  an additional  amount  not to exceed  0.25%  (on an  annualized basis) of the aggregate value of outstanding  interests held by Members introduced by such Investor Service Providers.

      June 15, 2004                                               PS0372.003

               OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
                 Supplement dated June 15, 2004 to the
      Statement of Additional Information dated September 4, 2003

The  supplement  dated March 24,  2004 to the  Statement  of  Additional
Information is hereby withdrawn.

The Statement of Additional Information is changed as follows:

1.    Effective  July 1, 2004,  the Fund will no longer  offer  Right of
            Accumulation  privileges  to new Members who  purchase
            the  Fund  after  July  1,  2004.  However,   existing
            Members  shall  retain the ability to  participate  in
            the Right of  Accumulation  privilege  as  outlined in
            the    Prospectus    and   Statement   of   Additional
            Information  dated  September 4, 2003.  The Prospectus
            and  Statement  of  Additional  information  should be
            read in  conjunction  with this  change.  The  minimum
            initial   investment  in  the  Fund  shall  remain  at
            $50,000.

2.    Effective  July 1, 2004,  the Fund will no longer honor Letters of
            Intent as outlined in the  Prospectus and Statement of
            Additional  Information  dated  September 4, 2003. The
            Prospectus  and  Statement of  Additional  information
            should be read in conjunction with this change.

3.    The fourth  paragraph of the section titled  "Options and Futures"
            on page 7, is replaced with the following:

            The use of derivatives  that are subject to regulation
            by  the  Commodity  Futures  Trading  Commission  (the
            "CFTC")  by  Portfolio  Funds and  Portfolio  Accounts
            could  cause the Fund to be a  commodity  pool,  which
            would  require the Fund to comply with  certain  rules
            of the CFTC.  However,  the Fund  intends  to  conduct
            its  operations  to avoid  regulation  as a  commodity
            pool.   If   applicable   CFTC  rules   change,   such
            percentage   limitations   may  change  or   different
            conditions  may  be  applied  to  the  Fund's  use  of
            certain derivatives.

June 15, 2004                                               PX0372.002